PROPERTY AND EQUIPMENT - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 44,195	$ 54,191
Cost of goods sold
Property, Plant and Equipment [Line Items]
Total depreciation expense	28,648	35,716
Selling, general and administrative expense
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 15,547	$ 18,475